Capital adequacy - Credit risk by PD grade (Details)	9 Months Ended
	Sep. 30, 2018	Sep. 19, 2019	Dec. 31, 2017	Mar. 18, 2017
Disclosure of credit risk exposure
Mandatory capital conservation buffer percentage	2.50%
Institution Specific Common Equity Tier One Capital Ratio Countercyclical Buffer	1.50%		1.40%
Sweden
Disclosure of credit risk exposure
Institution Specific Common Equity Tier One Capital Ratio Countercyclical Buffer	2.00%	2.50%		1.50%
Capital requirement related to exposure	69.00%		67.00%
Foreign
Disclosure of credit risk exposure
Institution Specific Common Equity Tier One Capital Ratio Countercyclical Buffer	0.07%		0.05%
Standardized approach | Operational risk
Disclosure of credit risk exposure
Fiscal years for each business area to calculate income indicators	3 years
Minimum | Standardized approach | Operational risk
Disclosure of credit risk exposure
Capital requirement multiple factor	15.00%
Maximum | Standardized approach | Operational risk
Disclosure of credit risk exposure
Capital requirement multiple factor	18.00%